Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class A Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information and footnotes replace the corresponding information and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class A Shares(1)

Return Before Taxes	– 11.85%	0.47%	4.19%	3.44%

Return After Taxes on Distributions	– 13.49%	– 0.87%	2.86%	2.39%

Return After Taxes on Distributions and Sale of Fund Shares(2)	– 5.91%	0.61%	3.44%	3.00%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	Fund returns calculated assuming maximum permitted sales loads.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class D Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnote replaces the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class D Shares

Return Before Taxes	– 6.30%	1.87%	4.92%	3.90%

Return After Taxes on Distributions	– 8.11%	0.46%	3.53%	2.80%

Return After Taxes on Distributions and Sale of Fund Shares(1)	– 2.52%	1.68%	4.01%	3.36%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.

Class A C S I N T Shares | Janus Henderson Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class A Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information and footnotes replace the corresponding information and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class A Shares(1)

Return Before Taxes	– 11.85%	0.47%	4.19%	3.44%

Return After Taxes on Distributions	– 13.49%	– 0.87%	2.86%	2.39%

Return After Taxes on Distributions and Sale of Fund Shares(2)	– 5.91%	0.61%	3.44%	3.00%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	Fund returns calculated assuming maximum permitted sales loads.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/22)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006	[1]
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.49%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.87%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006	[1]
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.91%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.61%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.44%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006	[1]
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund | MSCI World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class A C S I N T Shares | Janus Henderson Global Equity Income Fund | 85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class D Shares | Janus Henderson Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class D Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnote replaces the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class D Shares

Return Before Taxes	– 6.30%	1.87%	4.92%	3.90%

Return After Taxes on Distributions	– 8.11%	0.46%	3.53%	2.80%

Return After Taxes on Distributions and Sale of Fund Shares(1)	– 2.52%	1.68%	4.01%	3.36%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/22)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Class D Shares | Janus Henderson Global Equity Income Fund | Return Before Taxes | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class D Shares | Janus Henderson Global Equity Income Fund | Return After Taxes on Distributions | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.11%)
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class D Shares | Janus Henderson Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class D Shares | Janus Henderson Global Equity Income Fund | MSCI World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World IndexSM
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Class D Shares | Janus Henderson Global Equity Income Fund | 85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.